SUBSEQUENT EVENTS (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Subsequent Events
Allowance for doubtful accounts, beginning		$ 1,389	$ 2,595	$ 2,595		$ 250		$ 165
Additions Charged to Costs and Expenses		$ 223	$ 177	1,195	[1]	2,346	[1]	175	[1]
(Deductions) Recoveries/Other	[2]			(2,401)		(1)		(90)
Allowance for doubtful accounts, ending				$ 1,389		$ 2,595		$ 250

[1]	Restated
[2]	Consists of recoveries, less deductions representing receivables written off as uncollectible.